Note 16 - Leases: Schedule of Disclosure In Tabular Form Of Weighted Average Remaining Term And Discount Rate Relating To Finance Leases (Details)	Dec. 31, 2025	Dec. 31, 2024
Details
Finance Lease Weighted Average Remaining Lease Term	0	11
Finance Lease, Weighted Average Discount Rate, Percent	0.00%	395.00%